VANECK CHINEXT ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
BRF
Number
of Shares Value
COMMON STOCKS: 99.9%
Automobiles & Components : 0.6%
Fulin Precision Co. Ltd. 85,700 $ 291,784
Shuanglin Co. Ltd. 25,000 109,562
401,346
Capital Goods : 33.4%
Beijing Easpring Material
Technology Co. Ltd. 33,300 252,038
CNGR Advanced Material Co.
Ltd. 34,400 248,865
Contemporary Amperex
Technology Co. Ltd. 212,300 12,563,682
Eve Energy Co. Ltd. 109,600 1,005,642
Ginlong Technologies Co. Ltd. 18,500 271,196
Hunan Yuneng New Energy
Battery Material Co. Ltd. 33,100 367,258
JL Mag Rare-Earth Co. Ltd. 56,000 251,439
Qingdao TGOOD Electric Co.
Ltd. 59,200 236,379
Shenzhen Han's CNC
Technology Co. Ltd. 5,400 129,492
Shenzhen Inovance
Technology Co. Ltd. 162,800 1,595,207
Siasun Robot & Automation
Co. Ltd. * 98,000 211,302
Sungrow Power Supply Co. Ltd. 122,580 2,727,040
Sunwoda Electronic Co. Ltd. 112,100 417,445
Suzhou Kematek, Inc. 11,700 166,982
Wuxi Lead Intelligent
Equipment Co. Ltd. 90,300 634,908
Zhejiang Changsheng Sliding
Bearings Co. Ltd. 10,600 108,029
21,186,904
Commercial & Professional Services : 0.4%
Centre Testing International
Group Co. Ltd. 115,300 235,666
Underline
Consumer Durables & Apparel : 0.3%
DBG Technology Co. Ltd. 33,000 102,214
Huali Industrial Group Co. Ltd. 15,700 98,905
201,119
Consumer Services : 0.2%
Songcheng Performance
Development Co. Ltd. 132,000 149,921
Underline
Financial Services : 6.5%
Beijing Compass Technology
Development Co. Ltd. 30,665 438,254
East Money Information Co.
Ltd. 1,065,100 2,944,787
Hithink RoyalFlush Information
Network Co. Ltd. 16,900 739,015
4,122,056
Food, Beverage & Tobacco : 2.5%
Fujian Wanchen Food Group
Co. Ltd. 7,500 199,751
Gambol Pet Group Co. Ltd. 7,800 57,878
Number
of Shares Value
Food, Beverage & Tobacco (continued)
Wens Foodstuff Group Co. Ltd. 458,800 $ 1,104,038
Yihai Kerry Arawana Holdings
Co. Ltd. 46,600 194,586
1,556,253
Health Care Equipment & Services : 4.4%
Aier Eye Hospital Group Co.
Ltd. 358,800 497,367
Intco Medical Technology Co.
Ltd. 34,500 294,951
Jafron Biomedical Co. Ltd. 35,300 91,279
Lepu Medical Technology
Beijing Co. Ltd. 97,800 230,989
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd. 50,300 1,211,345
Shenzhen New Industries
Biomedical Engineering Co.
Ltd. 28,200 201,718
Winner Medical Co. Ltd. 14,700 70,732
Winning Health Technology
Group Co. Ltd. 147,200 180,367
2,778,748
Household & Personal Products : 0.3%
By-health Co. Ltd. 80,700 128,936
Yunnan Botanee Bio-
Technology Group Co. Ltd. 16,000 88,453
217,389
Materials : 3.5%
Hubei Dinglong Co. Ltd. 56,700 408,899
Hubei Feilihua Quartz Glass
Co. Ltd. 34,500 466,053
Jiangsu Nata Opto-electronic
Material Co. Ltd. 48,600 321,251
Shandong Sinocera Functional
Material Co. Ltd. 67,500 304,212
Shenzhen Capchem
Technology Co. Ltd. 39,400 326,556
Sunresin New Materials Co.
Ltd. 20,300 194,962
Weihai Guangwei Composites
Co. Ltd. 44,100 221,544
2,243,477
Media & Entertainment : 2.5%
Beijing Enlight Media Co. Ltd. 117,200 262,479
Bluefocus Intelligent
Communications Group Co.
Ltd. * 297,400 648,554
Kunlun Tech Co. Ltd. * 70,300 508,993
Mango Excellent Media Co. Ltd. 50,800 152,634
1,572,660
Pharmaceuticals, Biotechnology & Life
Sciences : 3.5%
Betta Pharmaceuticals Co. Ltd. 21,300 136,049
BGI Genomics Co. Ltd. * 22,100 128,865
Chongqing Zhifei Biological
Products Co. Ltd. * 92,800 203,022
CSPC Innovation
Pharmaceutical Co. Ltd. 30,500 141,374
Hangzhou Tigermed
Consulting Co. Ltd. 43,800 346,701

VANECK CHINEXT ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Pharmaceuticals, Biotechnology & Life
Sciences (continued)
Hebei Changshan Biochemical
Pharmaceutical Co. Ltd. * 54,200 $ 298,169
Imeik Technology
Development Co. Ltd. 11,280 192,640
Pharmaron Beijing Co. Ltd. 77,900 322,604
Shenzhen Kangtai Biological
Products Co. Ltd. 53,200 108,271
Walvax Biotechnology Co. Ltd. 133,300 241,289
Yili Chuanning Biotechnology
Co. Ltd. 52,900 82,654
2,201,638
Semiconductors & Semiconductor
Equipment : 5.5%
All Winner Technology Co. Ltd. 49,300 251,460
Hangzhou Chang Chuan
Technology Co. Ltd. 36,000 641,378
Ingenic Semiconductor Co. Ltd. 28,300 437,887
Konfoong Materials
International Co. Ltd. 17,000 349,041
SG Micro Corp. 33,270 330,308
Shenzhen SC New Energy
Technology Corp. 22,400 347,018
Sigmastar Technology Ltd. 14,400 143,337
Suzhou Maxwell Technologies
Co. Ltd. 12,113 407,254
Yangzhou Yangjie Electronic
Technology Co. Ltd. 24,100 238,781
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd. 50,400 303,423
3,449,887
Software & Services : 4.7%
Beijing Sinnet Technology Co.
Ltd. 117,500 295,370
Beijing Ultrapower Software
Co. Ltd. 154,900 211,306
Empyrean Technology Co. Ltd. 16,900 200,447
Isoftstone Information
Technology Group Co. Ltd. 50,600 274,039
Jiangsu Hoperun Software Co.
Ltd. 63,000 359,265
Range Intelligent Computing
Technology Group Co. Ltd. 56,400 672,340
Number
of Shares Value
Software & Services (continued)
Sangfor Technologies, Inc. 19,600 $ 293,260
Thunder Software Technology
Co. Ltd. 28,600 246,095
Wangsu Science & Technology
Co. Ltd. 173,700 432,533
2,984,655
Technology Hardware & Equipment : 31.6%
Anker Innovations Technology
Co. Ltd. 17,480 278,045
Chaozhou Three-Circle Group
Co. Ltd. 103,500 812,165
Electric Connector Technology
Co. Ltd. 22,800 112,627
Eoptolink Technology, Inc. Ltd. 73,340 4,868,278
EverProX Technologies Co. Ltd. 17,900 408,997
Lens Technology Co. Ltd. 160,500 667,498
Maxscend Microelectronics
Co. Ltd. 28,300 330,549
Ruijie Networks Co. Ltd. 8,200 93,277
Shanghai Huace Navigation
Technology Ltd. 41,300 200,252
Sharetronic Data Technology
Co. Ltd. 18,800 584,392
Shenzhen Everwin Precision
Technology Co. Ltd. 78,000 359,684
Shenzhen Longsys Electronics
Co. Ltd. * 13,396 604,002
Shenzhen Sunway
Communication Co. Ltd. 66,600 642,119
Suzhou TFC Optical
Communication Co. Ltd. 36,436 1,639,803
Victory Giant Technology
Huizhou Co. Ltd. 50,400 1,885,424
Wuhan Jingce Electronic Group
Co. Ltd. * 16,100 297,631
Yealink Network Technology
Corp. Ltd. 39,200 187,953
Zhongji Innolight Co. Ltd. 70,500 6,040,982
20,013,678
Total Common Stocks
(Cost: $44,588,584) 63,315,397
Total Investments: 99.9%
(Cost: $44,588,584) 63,315,397
Other assets less liabilities: 0.1% 42,692
NET ASSETS: 100.0% $ 63,358,089
* Non-income producing

The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 63,315,397
Advanced Materials $ — $ 12,563,682 $ — $ 12,563,682
Automobiles & Components — 401,346 — 401,346
Capital Goods — 8,623,222 — 8,623,222
Commercial & Professional
Services — 235,666 — 235,666
Consumer Durables & Apparel 98,905 102,214 — 201,119
Consumer Services — 149,921 — 149,921
Financial Services — 4,122,056 — 4,122,056
Food, Beverage & Tobacco 1,104,038 452,215 — 1,556,253
Health Care Equipment &
Services — 2,778,748 — 2,778,748
Household & Personal Products — 217,389 — 217,389
Materials — 2,243,477 — 2,243,477
Media & Entertainment — 1,572,660 — 1,572,660
Pharmaceuticals, Biotechnology
& Life Sciences — 2,201,638 — 2,201,638
Semiconductors &
Semiconductor Equipment — 3,449,887 — 3,449,887
Software & Services — 2,984,655 — 2,984,655
Technology Hardware &
Equipment — 20,013,678 — 20,013,678
Total Investments $ 1,202,943 $ 62,112,454 $ — $ 63,315,397